Schedule of Convertible Preferred Stock (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2014 Series A-1 convertible preferred stock [Member]	Jun. 30, 2013 Series A-1 convertible preferred stock [Member]	Jun. 30, 2012 Series A-1 convertible preferred stock [Member]	Jun. 30, 2011 Series A-1 convertible preferred stock [Member]	Jun. 30, 2013 Series A-1 convertible preferred stock [Member] Scenario, Previously Reported [Member]	Mar. 31, 2014 Series A-1A convertible preferred stock [Member]	Jun. 30, 2013 Series A-1A convertible preferred stock [Member]	Jun. 30, 2012 Series A-1A convertible preferred stock [Member]	Jun. 30, 2011 Series A-1A convertible preferred stock [Member]	Mar. 31, 2014 Series B-1 convertible preferred stock [Member]	Jun. 30, 2013 Series B-1 convertible preferred stock [Member]	Nov. 30, 2012 Series B-1 convertible preferred stock [Member]	Jun. 30, 2012 Series B-1 convertible preferred stock [Member]	Mar. 31, 2014 Series B-2 convertible preferred stock [Member]	Jun. 30, 2013 Series B-2 convertible preferred stock [Member]	Jun. 30, 2012 Series B-2 convertible preferred stock [Member]	Mar. 31, 2014 Series B-3 convertible preferred stock [Member]	Nov. 30, 2013 Series B-3 convertible preferred stock [Member]	Jun. 30, 2013 Series B-3 convertible preferred stock [Member]	Jun. 30, 2012 Series B-3 convertible preferred stock [Member]
Temporary Equity [Line Items]
Shares Authorized	332,091	41,309	29,737	29,737	29,737			11,572	11,572	11,572		67,570	67,570		67,570	140,542	140,542	140,542	82,670		82,670	82,670
Original Issue Price per Share				$ 0.9658	$ 0.9658				$ 0.9658	$ 0.9658			$ 0.1297	$ 0.1297			$ 0.1485			$ 0.1823
Shares Issued	222,842	33,945	22,467	22,466	22,466			11,479	11,479	11,479		66,147	66,147	66,147	0	122,750	122,750	0	58,817		0	0
Shares Outstanding	222,842	33,945	22,467	22,466	22,466	22,466		11,479	11,479	11,479	11,479	66,147	66,147		0	122,750	122,750	0	58,817		0	0
Aggregate Liquidation Amount	$ 59,591	$ 32,784	$ 21,699	$ 21,699	$ 21,698		$ 21,698	$ 11,086	$ 11,086	$ 11,086		$ 8,579	$ 8,579		$ 0	$ 18,228	$ 18,228	$ 0	$ 10,722		$ 0	$ 0
Carrying Value	$ 58,103	$ 32,524	$ 21,527	$ 21,526	$ 21,526	$ 21,526		$ 10,998	$ 10,998	$ 10,998	$ 10,998	$ 6,539	$ 6,539			$ 19,040	$ 19,040		$ 15,617